Notes Payable Related Party (Details) - USD ($)	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Notes payable, related party	$ 200,000	$ 400,000
Notes Payable One [Member]
Notes payable, related party	200,000	200,000
Notes Payable [Member]
Notes payable, related party		$ 200,000